Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions
Related Party Transactions
During 2008, in connection with the relocation of our headquarters to Bellevue, Washington, we paid a relocation services company to purchase, on our behalf, the Chief Executive Officer's home in North Carolina for $1,983, plus administrative fees. As a result of market conditions, we recorded restructuring charges of $203 in 2009 related to the home. In March 2010, the home was sold for net proceeds of $1,199, and a loss on the sale of $407 was recorded as restructuring expense.

On September 16, 2011, we borrowed $20,000 from High River pursuant to a secured term loan, which was amended on November 14, 2011 and February 28, 2012. High River is beneficially owned by Carl C. Icahn, a beneficial holder of approximately 16.7% of the Company's outstanding shares. Brett C. Icahn, a director of the Company, is the son of Carl C. Icahn, and Hunter C. Gary, a director of the Company, is married to Carl C. Icahn's wife's daughter. See Note 9-Debt Facilities for more information.